UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                       Acadian Emerging Markets Portfolio
                                P.O. Box 219009
                           Kansas City, MO 64121-9009
                     (Name and address of agent for service)

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-226-6161

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2003

                    DATE OF REPORTING PERIOD: APRIL 30, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                         THE ADVISORS' INNER CIRCLE FUND

[ACADIAN LOGO OMITTED]

ACADIAN EMERGING MARKETS PORTFOLIO

SEMI-ANNUAL REPORT                                               APRIL 30, 2003

                                                  INVESTMENT ADVISER:
                                                  ACADIAN ASSET MANAGEMENT, INC.

THE ADVISORS' INNER CIRCLE FUND                        ACADIAN EMERGING
                                                       MARKETS PORTFOLIO
                                                       APRIL 30, 2003
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter .................................................     1
Schedule of Investments ..............................................     5
Statement of Assets and Liabilities ..................................    13
Statement of Operations ..............................................    14
Statement of Changes in Net Assets ...................................    15
Financial Highlights .................................................    16
Notes to Financial Statements ........................................    18
--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                        ACADIAN EMERGING
                                                       MARKETS PORTFOLIO
--------------------------------------------------------------------------------

April 30, 2003

Dear Shareholder:

We are pleased to present the semi-annual report for the Acadian Emerging Markets Portfolio. This commentary covers the six months from November 1, 2002 to April 30, 2003, focusing on the Portfolio's performance and some of the economic and market conditions that impacted returns.

PORTFOLIO PERFORMANCE REVIEW

For the six months ended April 30, 2003, the Acadian Emerging Markets Portfolio returned 9.78%, versus 5.90% for the IFC Investable Index, a widely followed emerging markets benchmark.

ECONOMIC AND MARKET CONDITIONS

The six-month period was a highly volatile one, as world economies struggled towards recovery and markets saw waves of both optimism and pessimism. A major external event that drove short-term market returns was the war in Iraq, which sent markets lower as investors waited in uncertainty for the war to begin, then boosted market returns with its unexpectedly rapid conclusion. Emerging markets generally fared better than developed markets during this time. And in an encouraging sign, emerging markets appeared to be driven very much by internal fundamentals. In other words, there was no sign of the "contagion" effects seen in the early and middle 1990s when one emerging market downturn threatened to spread to other regions. A few individual emerging markets faced challenging conditions, from political upheaval in Latin America to the outbreak of the SARS virus in Asia, but investors appeared to be reacting rationally and judiciously to these factors. During the period, many Latin markets were among the top performers, with Argentina up 79.3% over the six months and Brazil up 42.0%. These were markets where investors perceived that any bad news had already been priced into share values, and thus there were bargains to be found. In contrast, some markets in Emerging Asia saw quite low returns, driven largely by fears over Korea's geopolitical situation and the focus on China as the epicenter of the SARS virus. Korea was down 6.8% for the period and China returned 0.5%.
However, Indonesia was up a strong 39.6%. Overall there was a wide mix of returns globally, with significantly more markets up than down.

SOURCE FOR RETURNS CITED: FACTSET, STANDARD AND POORS

THE ADVISORS' INNER CIRCLE FUND                        ACADIAN EMERGING
                                                       MARKETS PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT STRATEGY USED DURING THE PERIOD

Acadian continues to pursue its highly structured and disciplined approach to the emerging markets, using a database of information on over 60 emerging markets and 6000 stocks. Our emerging markets process emphasizes country selection but also examines a variety of factors at the stock level. As a result, the Portfolio was invested in 21 emerging equity markets, with benchmark-relative overweightings in such markets as China, Colombia, the Philippines, Russia and Argentina. The Portfolio was underweighted in Brazil, India, South Africa, Israel, Taiwan and Korea.

The resulting Portfolio had what we believe to be very attractive valuation characteristics, with a price/book value, price/sales ratio, and price/earnings ratio all significantly lower than the benchmark index. The Portfolio also held stocks that were on average somewhat smaller in capitalization size than those in the IFC Investable Index, with relatively more assets in the mid-size $1-$5 billion capitalization range, and fewer assets in the larger-size range of $5-20 billion in capitalization.

COMMENTARY ON THE FUND'S INVESTMENT PERFORMANCE

As noted above, the Acadian Emerging Markets Portfolio outperformed its benchmark index by 388 basis points, returning 9.78% for the six months ending April 30 versus 5.90% for the IFC Investable Index. The value added was mostly the result of stock selection within markets.

The Portfolio's performance during the period was helped by the following:

      o Stock selection in China
      o Stock selection in South  Africa
      o Overweighting in Argentina
      o Stock selection in Brazil
      o Underweighting in Korea
      o Underweighting in Taiwan

Portfolio performance was negatively impacted by the following:

      o Underweighting in Brazil
      o Overweighting in China
      o Underweighting in South Africa
      o Stock selection in Korea

THE ADVISORS' INNER CIRCLE FUND                        ACADIAN EMERGING
                                                       MARKETS PORTFOLIO
--------------------------------------------------------------------------------

CURRENT OUTLOOK

To summarize the current outlook:

      o Emerging markets have continued to outpace developed markets, but their valuations remain very attractive.

      o Emerging markets appear poised to continue to perform well in 2003, demonstrating their increased decoupling from developed market economic cycles.

      o No single region dominates in Acadian's forecasts, which are based on valuation, earnings, and a number of economic and stability factors. Individual markets in emerging Asia, Europe, and Latin America all top the list of the world's most attractive markets currently in our frameworks.

If we can provide any further information, please contact me at (617) 946-3500.

Sincerely,

\s\Churchill G. Franklin

Churchill G. Franklin
Executive Vice President

THE ADVISORS' INNER CIRCLE                             ACADIAN EMERGING
                                                       MARKETS PORTFOLIO
--------------------------------------------------------------------------------


                      DEFINITION OF THE COMPARATIVE INDICES
                      -------------------------------------
IFC INVESTABLE INDEX is an unmanaged index maintained by the International Finance Corporation that precisely measures the returns portfolio managers might receive from investment in emerging markets equity securities by focusing on companies and markets that are legally and practically accessible to foreign investors.

THE ADVISORS' INNER CIRCLE FUND                   ACADIAN EMERGING
                                                  MARKETS PORTFOLIO
                                                  APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS
 FOREIGN COMMON STOCK - 92.5%
--------------------------------------------------------------------------------
                                                        SHARES         VALUE
                                                      ---------     -----------
ARGENTINA -- 1.0%
   Grupo Financiero Galicia ADR* ...................    74,800      $   222,156
   Perez Companc ADR* ..............................     7,900           58,539
   Tenaris ADR .....................................     7,781          182,854
                                                                    -----------
                                                                        463,549
                                                                    -----------
BRAZIL -- 0.0%
   Brasil Telecom Participacoes ....................       794                4
   Cia de Bebidas das Americas .....................       860              151
   Cia de Saneamento Basico ........................       138                5
   Embratel Participacoes* .........................       794                2
   Seara Alimentos .................................       911                1
   Sociedad de Participacoes Cime*(a) ..............   131,000               --
   Tele Celular Sul Participacoes ..................       794                1
   Tele Centro Oeste Celular Participacoes .........       794                4
   Tele Nordeste Celular Participacoes .............       794                1
   Tele Norte Celular Participacoes* ...............       794               --
   Tele Norte Leste Participacoes ..................       794                6
   Telecomunicacoes de Sao Paulo ...................       794                7
   Telefonica Data Brasil Holding* .................       794               --
   Telemig Celular Participacoes ...................       794                1
   Telesp Celular Participacoes* ...................       794                1
                                                                    -----------
                                                                            184
                                                                    -----------
CHINA -- 2.9%
   Angang New Steel, Cl H ..........................   830,000          129,836
   China Petroleum & Chemical, Cl H ................ 4,940,000          975,452
   PetroChina, Cl H ................................     1,100              251
   Sinopec Zhenhai Refining & Chemical, Cl H .......   652,000          196,460
                                                                    -----------
                                                                      1,301,999
                                                                    -----------
COLOMBIA -- 4.4%
   Almacenes Exito .................................    44,028           50,678
   Banco de Bogota .................................   448,120        1,203,531


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                   ACADIAN EMERGING
                                                  MARKETS PORTFOLIO
                                                  APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 FOREIGN COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                        SHARES         VALUE
                                                      ---------     -----------
COLOMBIA -- CONTINUED
   Bavaria .........................................   137,025      $   645,217
   Cementos Argos ..................................     9,900           31,423
                                                                    -----------
                                                                      1,930,849
                                                                    -----------
EGYPT -- 4.0%
   Alexandria National Iron & Steel* ...............     7,000          117,095
   Commercial International Bank ...................   110,949          649,617
   Egyptian American Bank ..........................     9,300           42,340
   EL Amreya Cement ................................     2,250            7,510
   Mobinil-Egyptian Mobile Netork ..................    73,300          586,647
   Orascom Construction Industries .................         1                4
   Suez Cement .....................................    52,200          362,893
                                                                    -----------
                                                                      1,766,106
                                                                    -----------
HONG KONG -- 7.6%
   Brilliance China Automotive Holdings ............ 2,778,956          648,502
   China Mobile ....................................   642,300        1,288,874
   China Pharmaceutical ............................ 5,026,600        1,401,819
                                                                    -----------
                                                                      3,339,195
                                                                    -----------
HUNGARY -- 5.4%
   Gedeon Richter ..................................    12,100          878,861
   OTP Bank ........................................   138,700        1,489,096
                                                                    -----------
                                                                      2,367,957
                                                                    -----------
INDIA -- 0.4%
   State Bank of India GDR .........................    10,900          161,320
                                                                    -----------
INDONESIA -- 2.5%
   Bank Central Asia ............................... 2,474,000          691,699
   Indofood Sukses Makmur .......................... 1,022,000           85,427
   Telekomunikasi Indonesia ........................   646,000          305,367
                                                                    -----------
                                                                      1,082,493
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                   ACADIAN EMERGING
                                                  MARKETS PORTFOLIO
                                                  APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 FOREIGN COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                        SHARES         VALUE
                                                      ---------     -----------
MALAYSIA -- 3.8%
   British American Tobacco Malaysia ...............    21,000      $   210,000
   IOI Corp ........................................   448,000          595,369
   IOI Properties ..................................       500              763
   Kulim Malaysia ..................................   176,000          108,842
   Palmco Holdings .................................       250              283
   Perusahaan Otomobil Nasional ....................   273,000          452,605
   Public Finance ..................................   150,000          294,079
   Saship Holdings*(a) .............................   481,000               --
                                                                    -----------
                                                                      1,661,941
                                                                    -----------
MEXICO -- 3.8%
   Alfa, Cl A ......................................   265,000          451,880
   Altos Hornos de Mexico*(a) ......................   178,000               --
   Apasco ..........................................    46,892          319,843
   Cemex ...........................................   121,000          548,450
   Grupo Celanese*(a) ..............................    99,000               --
   Vitro, Ser A ....................................   500,400          350,066
                                                                    -----------
                                                                      1,670,239
                                                                    -----------
PHILIPPINES -- 4.8%
   Ayala Land ...................................... 8,826,271          840,998
   Bank of the Philippine Islands ..................   176,780          122,963
   First Philippine Holdings* ......................   132,400           20,185
   Globe Telecom ...................................    33,325          349,285
   International Container Term Services ........... 2,321,700          108,840
   Philippine Long Distance Telephone* .............    63,200          457,665
   SM Prime Holdings ............................... 2,184,605          203,994
                                                                    -----------
                                                                      2,103,930
                                                                    -----------
POLAND -- 1.1%
   Bank Przemyslowo-Handlowy .......................     1,300           76,840
   BRE Bank ........................................     8,100          147,037
   Elektrim* .......................................   362,900          277,423
                                                                    -----------
                                                                        501,300
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                   ACADIAN EMERGING
                                                  MARKETS PORTFOLIO
                                                  APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 FOREIGN COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                        SHARES         VALUE
                                                      ---------     -----------
RUSSIA -- 11.5%
   Lukoil ADR ......................................    25,470      $ 1,753,355
   MMC Norilsk Nickel ADR* .........................    20,500          468,630
   OAO Gazprom .....................................    68,500        1,078,875
   Tatneft ADR .....................................    31,500          551,880
   YUKOS ADR .......................................     6,900        1,210,950
                                                                    -----------
                                                                      5,063,690
                                                                    -----------
SOUTH AFRICA -- 6.7%
   Edgars Consolidated Stores ......................    35,550          247,951
   Foschini ........................................   217,699          354,539
   Massmart Holdings ...............................    57,900          144,028
   MTN Group* ......................................   475,000          796,421
   Murray & Roberts Holdings .......................   200,300          289,041
   Nampak ..........................................    51,900           80,814
   Naspers, Cl N ...................................   171,031          511,004
   Pick'n Pay Stores ...............................    52,100           93,441
   Venfin* .........................................   158,400          323,274
   Woolworths Holdings .............................   168,700          120,561
                                                                    -----------
                                                                      2,961,074
                                                                    -----------
SOUTH KOREA -- 17.9%
   Asia Cement .....................................     6,000          134,568
   Dongkuk Steel Mill ..............................         8               26
   Hankuk Electric Glass ...........................    23,000          997,613
   Korea Computer ..................................   190,000          226,749
   LG ..............................................    31,090          211,105
   POSCO ...........................................    20,000        1,687,243
   Samsung Electronics .............................     5,515        1,384,424
   Samsung Fire & Marine Insurance .................    22,000        1,086,420
   Samsung SDI .....................................    24,000        1,501,234
   Ssangyong Motor* ................................    99,000          425,333
   Trigem Computer* ................................    52,000          218,272
                                                                    -----------
                                                                      7,872,987
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                   ACADIAN EMERGING
                                                  MARKETS PORTFOLIO
                                                  APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 FOREIGN COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                        SHARES         VALUE
                                                      ---------     -----------
SRI LANKA -- 0.3%
   Blue Diamond Jewellery World* ...................        90      $         2
   DFCC Bank .......................................        59              110
   Hayleys .........................................    31,887           49,244
   John Keells Holdings ............................   134,224          107,788
                                                                    -----------
                                                                        157,144
                                                                    -----------
TAIWAN -- 8.2%
   Acer ............................................   234,566          213,303
   Advanced Semiconductor Engineering* .............       477              246
   Arima Computer* .................................   398,000          114,171
   Asustek Computer ................................   115,600          225,496
   China Motors ....................................   528,000          840,620
   Compal Electronics ..............................   194,000          209,248
   FAR Eastern Department Store ....................       600              107
   Feng Hsin Iron & Steel ..........................   275,000          118,330
   Fuh-Hwa Financial Holdings* .....................       624              161
   Gigabyte Technology .............................    88,000          131,268
   Inventec ........................................   759,480          440,089
   Lite-On Technology .............................. 1,262,351        1,122,573
   Mega Financial Holding* .........................   147,000           65,361
   Mercuries & Associates ..........................       690              139
   Mitac International .............................    59,904           18,731
   Orient Semiconductor Electro* ...................        69                7
   Prodisc Technology* .............................   172,000           76,971
   Shin Kong Financial Holdings* ...................       750              172
   Taiwan Semiconductor Manufacturing* .............    25,000           34,280
                                                                    -----------
                                                                      3,611,273
                                                                    -----------
THAILAND -- 4.4%
   Kasikornbank* ...................................   962,600          712,912
   PTT .............................................   573,400          628,640
   Siam Commercial Bank* ...........................   662,200          529,050
   Thai Airways International ......................    82,000           50,688
                                                                    -----------
                                                                      1,921,290
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                   ACADIAN EMERGING
                                                  MARKETS PORTFOLIO
                                                  APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 FOREIGN COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                        SHARES         VALUE
                                                      ---------     -----------
TURKEY -- 1.2%
   Arcelik* ......................................  26,013,000      $   252,489
   TAT Konserve ..................................           1               --
   Turk Sise Ve Cam Fabrikalari* ................. 238,495,018          277,178
   Turkiye IS Bankasi, Cl C* .....................   6,722,000           20,711
                                                                    -----------
                                                                        550,378
                                                                    -----------
VENEZUELA -- 0.6%
   Banco Venezolano de Credito ...................      56,198          109,723
   Cemex Venezuela Saca, Cl I* ...................     208,000           14,969
   Cia Anonima Nacional Telefonos
      de Venezuela, Cl D .........................      56,532           85,081
   Mercantil Servicios Financieros, Cl B .........      85,622           67,244
   Siderurgica Venezolana Sivensa* ...............          79               --
                                                                    -----------
                                                                        277,017
                                                                    -----------
   Total Foreign Common Stock
      (Cost $41,950,991)                                             40,765,915
                                                                    -----------

--------------------------------------------------------------------------------
 FOREIGN PREFERRED STOCK -- 5.2%
--------------------------------------------------------------------------------
BRAZIL -- 5.2%
   Banco Bradesco ................................       1,000                4
   Brasil Telecom ................................         809                3
   Brasil Telecom Participacoes ..................          60               --
   Centrais Eletricas Brasileiras* ...............  52,390,000          451,262
   Cia Brasileira de Distribuicao Grupo
      Pao de Acucar ..............................         921               14
   Cia de Bebidas das Americas ...................     500,545          101,150
   Cia Siderurgica de Tubarao ....................         719               12
   Elektro Eletricidade e Servicos* ..............         638                1
   Embratel Participacoes* .......................          60               --
   Gerdau ........................................         722                9
   Gerdau Metalurgica ............................  36,901,920          849,320
   Lojas Americanas ..............................         327                1
   Petrobras .....................................      11,345          196,188


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                   ACADIAN EMERGING
                                                  MARKETS PORTFOLIO
                                                  APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 FOREIGN PREFERRED STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                        SHARES         VALUE
                                                      ---------     -----------
BRAZIL -- CONTINUED
   Sao Carlos Empreendimentos e Participacoes ....         327      $         1
   Tele Celular Sul Participacoes ................          60               --
   Tele Centro Oeste Celular Participacoes ....... 363,000,065          692,028
   Tele Nordeste Celular Participacoes ...........          60               --
   Tele Norte Celular Participacoes* .............          60               --
   Tele Norte Leste Participacoes ................         159                2
   Telecomunicacoes de Sao Paulo .................          60                1
   Telefonica Data Brasil Holding* ...............          60               --
   Telemig Celular Participacoes .................          60               --
   Telesp Celular Participacoes* .................         502                1
   Tractebel Energia .............................       1,020                1
   Vale do Rio Doce*(a) ..........................      19,960               --
                                                                    -----------
   Total Foreign Preferred Stock
      (Cost $1,675,341)                                               2,289,998
                                                                    -----------
--------------------------------------------------------------------------------
 SHORT-TERM INVESTMENT -- 0.9%
--------------------------------------------------------------------------------
   Union Bank of California Money Market Fund
      (Cost $389,732) ............................     389,732          389,732
                                                                    -----------
   Total Investments -- 98.6%**
      (Cost $44,016,064)                                            $43,445,645
                                                                    ===========
  *  NON-INCOME PRODUCING SECURITY
 **  PERCENTAGES  BASED  ON  TOTAL  NET  ASSETS  OF  $44,050,944.
ADR  AMERICAN DEPOSITARY  RECEIPT
CL   CLASS
GDR  GLOBAL  DEPOSITARY  RECEIPT
SER  SERIES
(A)  SECURITIES ARE FAIR VALUED BY THE BOARD OF TRUSTEES.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                   ACADIAN EMERGING
                                                  MARKETS PORTFOLIO
                                                  APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
At April 30, 2003, sector diversification of the Portfolio was as follows:

                                                      % OF
SECTOR DIVERSIFICATION                              NET ASSETS       VALUE
--------------------------------                   ------------  ------------
FOREIGN COMMON STOCK
Petroleum & Fuel Products......................        14.9%     $ 6,578,718
Banks..........................................        13.7        6,022,200
Electrical Components & Equipment..............        10.3        4,537,644
Telephones & Telecommunications................         9.5        4,192,643
Computers......................................         6.2        2,720,920
Metals.........................................         5.7        2,521,161
Automotive.....................................         5.4        2,367,060
Medical........................................         5.2        2,280,680
Building & Construction........................         3.9        1,708,700
Insurance......................................         2.5        1,086,420
Real Estate....................................         2.4        1,045,754
Retail.........................................         2.3        1,011,446
Food, Beverage & Tobacco.......................         2.1          940,800
Consumer Products..............................         2.0          879,733
Diversified Operations.........................         1.8          820,472
Agricultural...................................         1.6          704,211
Financial Services.............................         1.4          642,289
Media..........................................         1.2          511,003
Commercial Services............................         0.2          108,840
Airlines.......................................         0.1           50,688
Semiconductors.................................         0.1           34,533
                                                     ------      -----------
TOTAL FOREIGN COMMON STOCK.....................        92.5       40,765,915
FOREIGN PREFERRED STOCK........................         5.2        2,289,998
SHORT-TERM INVESTMENT..........................         0.9          389,732
                                                     ------      -----------
TOTAL INVESTMENTS..............................        98.6       43,445,645
OTHER ASSETS AND LIABILITIES, NET..............         1.4          605,299
                                                     ------      -----------
NET ASSETS.....................................       100.0%     $44,050,944
                                                     ======      -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                   ACADIAN EMERGING
                                                  MARKETS PORTFOLIO
                                                  APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
ASSETS
Investments, at Cost ............................................   $44,016,064
                                                                    -----------
Investments, at Value -- Note 2 ..................................   $43,445,645
Foreign Currency ................................................        31,392
Dividends and Interest Receivable ...............................       334,937
Investments Sold Receivable .....................................     2,174,147
Portfolio Shares Sold Receivable ................................       116,494
                                                                    -----------
   Total Assets .................................................    46,102,615
                                                                    -----------
LIABILITIES
Securities Purchased Payable ....................................     1,964,934
Portfolio Shares Redeemed Payable ...............................         2,047
Investment Advisory Fees Payable ................................        34,952
Administrative Fees Payable .....................................        10,282
Trustees' Fees Payable ..........................................         1,910
Other Accrued Expenses ..........................................        37,546
                                                                    -----------
   Total Liabilities ............................................     2,051,671
                                                                    -----------
NET ASSETS ......................................................   $44,050,944
                                                                    ===========
NET ASSETS CONSIST OF:
Paid in Capital .................................................   $50,090,722
Undistributed Net Investment Income .............................       208,673
Accumulated Net Realized Loss on Investments ....................    (5,680,299)
Unrealized Depreciation on Investments ..........................      (570,419)
Unrealized Appreciation on Forward Foreign Currency
   Contracts, Foreign Currencies and Translation
   of other Assets and Liabilities
   Denominated in Foreign Currencies ............................         2,267
                                                                    -----------
NET ASSETS ......................................................   $44,050,944
                                                                    ===========
INSTITUTIONAL CLASS SHARES:
Outstanding Shares of Beneficial Interest
  (unlimited authorization - no par value) ......................     4,452,272
Net Asset Value, Offering and Redemption
  Price Per Share ...............................................         $9.89
                                                                          =====


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                   ACADIAN EMERGING
                                                  MARKETS PORTFOLIO FOR
                                                  THE SIX MONTHS ENDED
                                                  APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends .......................................................    $  818,702
Interest ........................................................         4,611
Less: Foreign Taxes Withheld ....................................       (56,664)
                                                                     ----------
   TOTAL INCOME .................................................       766,649
                                                                     ----------
EXPENSES
Investment Advisory Fees ........................................       213,168
Administrative Fees .............................................        61,987
Custodian Fees ..................................................        54,945
Transfer Agent Fees .............................................        31,301
Shareholder Servicing Fees ......................................        28,355
Printing Fees ...................................................        14,898
Audit Fees ......................................................         7,451
Registration and Filing Fees ....................................         6,703
Legal Fees ......................................................         5,430
Trustees' Fees ..................................................         2,599
Other Expenses ..................................................         3,747
                                                                     ----------
  TOTAL EXPENSES ................................................       430,584
                                                                     ----------
 NET INVESTMENT INCOME ..........................................       336,065
                                                                     ----------
 NET REALIZED LOSS ON:
   Investments ..................................................    (1,955,986)
   Foreign Currency Transactions ................................      (102,624)
                                                                     ----------
NET REALIZED LOSS ON INVESTMENTS
  AND FOREIGN CURRENCY TRANSACTIONS .............................    (2,058,610)
                                                                     ----------
NET CHANGE IN UNREALIZED APPRECIATION ON:
   Investments ..................................................     5,319,438
   Foreign Exchange Transactions ................................        44,922
                                                                     ----------
NET CHANGE IN UNREALIZED APPRECIATION
   AND FOREIGN CURRENCY TRANSACTIONS ............................     5,364,360
                                                                     ----------
NET GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS .......     3,305,750

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............    $3,641,815
                                                                     ==========


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        ACADIAN EMERGING
                                                       MARKETS PORTFOLIO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               SIX MONTHS
                                                                  ENDED          YEAR ENDED
                                                             APRIL 30, 2003     OCTOBER 31,
                                                              (UNAUDITED)         2002
                                                            ---------------   -------------
OPERATIONS:
   Net Investment Income .................................     $    336,065    $    551,998
   Net Realized Gain (Loss) on Investments and
     Foreign Currency Transactions .......................       (2,058,610)         36,662
   Net Change in Unrealized Appreciation (Depreciation) on
     Investments and Foreign Currency Transactions .......        5,364,360        (250,960)
                                                               ------------    ------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..        3,641,815         337,700
                                                               ------------    ------------
DISTRIBUTIONS:
   Net Investment Income .................................         (243,623)        (12,987)
                                                               ------------    ------------
CAPITAL SHARE TRANSACTIONS:
   Issued ................................................       17,587,113      67,546,678
   In Lieu of Cash Distributions .........................          233,892          12,612
   Redemption Fees-- Note 9 ..............................            3,895         311,543
   Redeemed ..............................................      (16,797,221)    (46,362,291)
                                                               ------------    ------------
   NET INCREASE IN NET ASSETS FROM
   CAPITAL SHARE TRANSACTIONS                                     1,027,679      21,508,542
                                                               ------------    ------------
     TOTAL INCREASE IN NET ASSETS ........................        4,425,871      21,833,255
                                                               ------------    ------------
NET ASSETS:
   Beginning of Period ...................................       39,625,073      17,791,818
                                                               ------------    ------------
   End of Period (including undistributed net investment
     income of $208,673 and $218,855, respectively) ......     $ 44,050,944    $ 39,625,073
                                                               ============    ============
SHARE TRANSACTIONS:
   Issued ................................................        1,864,452       6,551,658
   In Lieu of Cash Distributions .........................           25,340           1,441
   Redeemed ..............................................       (1,809,421)     (4,520,299)
                                                               ------------    ------------
   NET INCREASE IN SHARES OUTSTANDING FROM
     SHARE TRANSACTIONS ..................................           80,371       2,032,800
                                                               ============    ============


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                       15


THE ADVISORS' INNER CIRCLE FUND                        ACADIAN EMERGING
                                                       MARKETS PORTFOLIO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                              SIX MONTHS
                                 ENDED
                                APRIL 30,                        YEARS ENDED OCTOBER 31,
                                  2003       --------------------------------------------------------
                              (UNAUDITED)*   2002(1)      2001        2000         1999*       1998
                               ----------    ------     -------      ------       ------      -------
Net Asset Value,
   Beginning of Period.........  $ 9.06      $ 7.61     $  8.85      $ 9.39       $ 6.75      $ 11.28
                                 ------      ------     -------      ------       ------      -------
Income from Investment
   Operations
   Net Investment Income.......    0.05        0.13        0.07        0.16         0.10         0.11
   Net Realized and Unrealized
     Gain (Loss)...............    0.83        1.26+      (1.25)      (0.59)+       2.63        (3.99)+
                                 ------      ------     -------      ------       ------      -------
   Total from Investment
     Operations................    0.88        1.39       (1.18)      (0.43)        2.73        (3.88)
                                 ------      ------     -------      ------       ------      -------
Redemption Fees................      --**      0.07          --**        --           --           --
                                 ------      ------     -------      ------       ------      -------
Distributions:
   Net Investment Income.......   (0.05)      (0.01)      (0.06)      (0.11)       (0.09)       (0.14)
   Net Realized Gain...........      --          --          --          --           --        (0.51)
                                 ------      ------     -------      ------       ------      -------
   Total Distributions.........   (0.05)      (0.01)      (0.06)      (0.11)       (0.09)       (0.65)
                                 ------      ------     -------      ------       ------      -------
Net Asset Value, End of Period.  $ 9.89      $ 9.06     $  7.61      $ 8.85       $ 9.39      $  6.75
                                 ======      ======     =======      ======       ======      =======
TOTAL RETURN++.................    9.78%      19.13%     (13.40)%     (5.20)%      41.49%      (36.00)%
                                 ======      ======     =======      ======       ======      =======

*     PER SHARE AMOUNTS FOR THE PERIOD ARE BASED ON AVERAGE OUTSTANDING SHARES.
**    AMOUNT WAS LESS THAN $0.01 PER SHARE.
+     THE AMOUNT SHOWN FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD DOES NOT
      ACCORD WITH THE AGGREGATE NET GAINS ON INVESTMENTS FOR THAT PERIOD BECAUSE
      OF THE SALES AND REPURCHASES OF PORTFOLIO SHARES IN RELATION TO
      FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE PORTFOLIO.
++    RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
      WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.
      RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
@     THE RATIO OF NET OPERATING EXPENSES TO AVERAGE NET ASSETS, EXCLUDING
      FOREIGN TAX EXPENSE, IS 1.53% AND 1.59% FOR THE YEARS ENDED OCTOBER 31,
      1999 AND 1998, RESPECTIVELY.
(1)   ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND ACADIAN EMERGING MARKETS
      PORTFOLIO ACQUIRED THE ASSETS OF THE UAM ACADIAN EMERGING MARKETS
      PORTFOLIO, A SERIES OF THE UAM FUNDS. THE OPERATIONS OF THE ADVISORS'
      INNER CIRCLE FUND ACADIAN EMERGING MARKETS PORTFOLIO PRIOR TO THE
      ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM ACADIAN EMERGING
      MARKETS PORTFOLIO. SEE NOTE 1 IN NOTES TO THE FINANCIAL STATEMENTS.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                        16


THE ADVISORS' INNER CIRCLE FUND                        ACADIAN EMERGING
                                                       MARKETS PORTFOLIO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                              SIX MONTHS
                                ENDED
                               APRIL 30,                    YEARS ENDED OCTOBER 31,
                                 2003        --------------------------------------------------------
                              (UNAUDITED)*    2002       2001         2000         1999*       1998
                               ----------    ------     -------      ------       ------      -------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands)................. $44,051     $39,625     $17,792     $22,428      $77,019      $88,665
Ratio of Expenses to Average
   Net Assets..................    2.02%***    2.15%       2.20%       2.09%        1.61%@       1.61%@
Ratio of Net Investment Income
   to Average Net Assets.......    1.58%***    1.56%       0.77%       0.65%        1.11%        1.60%
Portfolio Turnover Rate........      62%        192%         84%         38%          45%          32%

*     PER SHARE AMOUNTS FOR THE PERIOD ARE BASED ON AVERAGE OUTSTANDING SHARES.
**    AMOUNT WAS LESS THAN $0.01 PER SHARE.
***   ANNUALIZED
+ THE AMOUNT SHOWN FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD DOES NOT ACCORD WITH THE AGGREGATE NET GAINS ON INVESTMENTS FOR THAT PERIOD BECAUSE OF THE SALES AND REPURCHASES OF PORTFOLIO SHARES IN RELATION TO FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE PORTFOLIO.
++ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.
@ THE RATIO OF NET OPERATING EXPENSES TO AVERAGE NET ASSETS, EXCLUDING FOREIGN TAX EXPENSE, IS 1.53% AND 1.59% FOR THE YEARS ENDED OCTOBER 31, 1999 AND 1998, RESPECTIVELY.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        ACADIAN EMERGING
                                                       MARKETS PORTFOLIO
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 44 portfolios. The financial statements herein are those of the Acadian Emerging Markets Portfolio (the "Portfolio"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Portfolio's prospectus provides a description of the Portfolio's investment objectives, policies and strategies.

On June 7, 2002, the shareholders of the UAM Acadian Emerging Markets Portfolio (the "UAM Portfolio"), a series of the UAM Funds, Inc. (the "UAM Funds"), voted to approve a tax-free reorganization of the UAM Portfolio through a transfer of all assets and liabilities to The Advisors' Inner Circle Fund Acadian Emerging Markets Portfolio (the "Reorganization"). The Reorganization took place on June 24, 2002.

2. SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of the significant accounting policies followed by the Fund.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Investments in equity securities which are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price for such securities on each business day, or, if there is no such reported sales price on the valuation date, at the most recently quoted bid price. Investments in equity securities which are quoted on a national market system are valued at the official closing price, or if there is none, at the last sales price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recent quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value.

THE ADVISORS' INNER CIRCLE FUND                        ACADIAN EMERGING
                                                       MARKETS PORTFOLIO
--------------------------------------------------------------------------------

     Securities for which market quotations are not readily available are valued at fair value or in accordance with procedures approved by the Board of Trustees.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date, the date the trade is executed. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. As of April 30, 2003, the Fund had no repurchase agreements.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Portfolio does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Portfolio may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in

THE ADVISORS' INNER CIRCLE FUND                        ACADIAN EMERGING
                                                       MARKETS PORTFOLIO
--------------------------------------------------------------------------------

     market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. As of April 30, 2002, the Fund had no open forward foreign currency contracts.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed to a portfolio or share class are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.

     DISTRIBUTIONS TO SHAREHOLDERS -- The Portfolio distributes substantially all of its net investment income annually. Any realized net capital gains distributed at least annually. All distributions are recorded on ex-dividend date.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of the Administrator and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Trust entered into an agreement effective June 24, 2002 with the Distributor to act as an agent in placing repurchase agreements for the Trust. The Distributor received no fees for the six months ended April 30, 2003.

4. ADMINISTRATIVE SERVICES, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:

The Trust and SEIInvestments Global Funds Services, a wholly-owned subsidiary of SEI Investments Company ("the Administrator"), are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolio's average daily net assets. For the six months ended April 30, 2003, the Fund paid the Administrator 0.29% of average daily net assets.

THE ADVISORS' INNER CIRCLE FUND                        ACADIAN EMERGING
                                                       MARKETS PORTFOLIO
--------------------------------------------------------------------------------

The Trust and SEI Investments Distribution Co. (the "Distributor") are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees were based on the assets of the Portfolio that were serviced by the financial representative.

DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Under the terms of an investment advisory agreement, Acadian Asset Management, Inc. (the "Adviser"), an affiliate of Old Mutual (US) Holdings Inc., provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 1.00% of the average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 2.50% of average daily net assets.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

6. INVESTMENT TRANSACTIONS:

For the six months ended April 30, 2003, the Portfolio made purchases of $27,090,414 and sales of $25,229,938 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. FEDERAL TAX INFORMATION:

It is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for foreign currency transactions. Permanent book and tax basis differences relating to share-

THE ADVISORS' INNER CIRCLE FUND                        ACADIAN EMERGING
                                                       MARKETS PORTFOLIO
--------------------------------------------------------------------------------

holder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital. Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights. These differences are primarily due to foreign currency gains and losses for tax purposes.

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2002, the Fund had the following capital loss carryforwards:

               EXPIRES             EXPIRES           TOTAL CAPITAL
                2009                2007            LOSS CARRYOVER
              ---------           ---------       ------------------
             $1,741,168          $1,971,841           $3,713,009

For Federal income tax purposes, the cost of securities owned at April 30, 2003, and the net unrealized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. The federal aggregate gross unrealized appreciation and depreciation on investments, held by the Portfolio at April 30, 2003, were as follows:

             APPRECIATED         DEPRECIATED        NET UNREALIZED
             SECURITIES          SECURITIES          DEPRECIATION
           ---------------     ---------------      ---------------
             $4,473,645         $(5,044,064)           $(570,419)

8. CONCENTRATION OF RISK:
When the Portfolio invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Although ADRs and EDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Portfolio to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

THE ADVISORS' INNER CIRCLE FUND                        ACADIAN EMERGING
                                                       MARKETS PORTFOLIO
--------------------------------------------------------------------------------

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains realized or repatriated. The Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

9. OTHER:

At April 30,  2003,  47% of total  shares  outstanding  were held by two  record
shareholders   each  owning  10%  or  greater  of  the  aggregate  total  shares outstanding.

At April 30, 2003, the net assets of the Portfolio were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

The Portfolio retains a redemption fee of 1.00% on redemptions of capital shares held for less than 90 days. For the six months ended April 30, 2003 there were $3,895 in redemption fees retained.

                                      NOTES

                                      NOTES

                       ACADIAN EMERGING MARKETS PORTFOLIO
                                 P.O. Box 219009
                              Kansas City, MO 64121
                                 1-866-AAM-6161

                                    ADVISER:
                         Acadian Asset Management, Inc.
                             Ten Post Office Square
                                Boston, MA 02109

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004





          This information must be preceded or accompanied by a current prospectus for the Portfolio described.

ITEM 2.    CODE OF ETHICS.

Not applicable at this time.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEMS 4-6.  (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEMS 8.  (RESERVED)

ITEM 9.    CONTROLS AND PROCEDURES.

(a) Not applicable at this time.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation.

ITEMS 10.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below: Attached hereto.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           The Advisors' Inner Circle Fund


By (Signature and Title)*              \s\ James R. Foggo
                                       -------------------------
                                       James R. Foggo, President

Date 7/1/03





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*              \s\ James R. Foggo
                                       -------------------------
                                       James R. Foggo, President

Date 7/1/03


By (Signature and Title)*              \s\ Jennifer E. Spratley
                                       -----------------------------------------
                                       Jennifer E. Spratley, Controller and CFO

Date 7/1/03
* Print the name and title of each signing officer under his or her signature.